Income Taxes - Schedule of Income Tax Expense Reconciliation (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Income Tax Expense Reconciliation [Abstract]
(Loss) Income before taxes	$ (1,307,264)	$ 65,530
PRC EIT tax rates	25.00%	25.00%
Tax at the PRC EIT tax rates	$ (326,816)	$ 16,383
Difference due to preferential tax	62,847	(40,266)
Rate differences in various jurisdictions	80,154	73,310
Tax effect of R&D expenses deduction	(122,856)	(160,183)
Tax effect of non-deductible expenses	15,591	14,529
Changes in valuation allowance	89,545	10,972
Income tax expenses (benefits)	$ (201,535)	$ (85,255)